Other assets	12 Months Ended
Mar. 31, 2020
Assets [Abstract]
Other assets
10. Other assets

Other assets consist of the following:

	As of March 31,
	2020		2019
Current
Balances and receivables from statutory authorities (1)	Rs.	4,445	Rs.	4,398
Export benefits receivable (2)		2,652		2,363
Prepaid expenses		950		951
Others (3)		5,755		4,824
	Rs.	13,802	Rs.	12,536
Non-current
Security deposits	Rs.	613	Rs.	562
Others		231		384
	Rs.	844	Rs.	946

(1)	Balances and receivables from statutory authorities primarily consist of amounts recoverable towards the goods and service tax (“GST”), excise duty and value added tax, and from customs authorities of India.

(2)	Export benefits receivables primarily consist of amounts receivable from various government authorities of India towards incentives on export sales made by the Company.

(3)	Others primarily includes advances given to vendors and employees, security deposits, interest accrued but not due on investments, and claims receivable.